Derivative financial assets and liabilities - fair value hedges (Details) - Fair value hedges - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [line items]
Net gains/(losses)	€ 0	€ 1	€ 0
Currency risk
Disclosure of detailed information about hedges [line items]
Net gains/(losses) on qualifying hedges	0	104	(13)
Fair value changes in hedged items	0	(104)	13
Interest rate risk
Disclosure of detailed information about hedges [line items]
Net gains/(losses) on qualifying hedges	(2)	(9)	(26)
Fair value changes in hedged items	€ 2	€ 10	€ 26